FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Schedule of Maturities of Marketable Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021		Dec. 31, 2020
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS [Abstract]
Due within one year, Amortized cost	$ 22,547		$ 22,772
Due within two to five years, Amortized cost	127,576		138,894
Due after five years, Amortized cost	39,420		26,053
Due within one year, Estimated fair value	22,637		22,800
Due within two to five years, Estimated fair value	126,510		139,210
Due after five years, Estimated fair value	40,145		26,176
Amortized cost	189,543	[1]	187,719	[2]
Estimated fair value	$ 189,292		$ 188,186

[1]	Excluding accrued interest of $776.
[2]	Excluding accrued interest of $781.